Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT3-1224
1.9904939.102
Municipal Securities - 99.7%
	Principal Amount (a)	Value ($)
Alabama - 5.1%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	105,036
Electric Utilities - 2.6%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 4.1% 8/1/2063 VRDN (b)(c)	790,000	790,000
General Obligations - 2.2%
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	106,263
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	107,746
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	116,716
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	322,504
		653,229
TOTAL ALABAMA		1,548,265
Arizona - 2.4%
General Obligations - 0.6%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	22,932
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	182,743
		205,675
Health Care - 0.4%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	111,153
Housing - 0.3%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	90,801	86,214
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	120,000	120,512
Water & Sewer - 0.7%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	208,930
TOTAL ARIZONA		732,484
California - 12.1%
Education - 1.3%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	30,000	36,254
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,991
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,347
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,152
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,185
University CA Revs Series 2015 I, 5% 5/15/2027	300,000	303,226
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,825
		405,980
Escrowed/Pre-Refunded - 0.1%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,873
General Obligations - 7.2%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	15,000	14,214
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Municipal Corp Insured) (d)	125,000	103,536
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	282,376
Poway CA Unified Sch Dist 0% 8/1/2031 (d)	110,000	88,586
Poway CA Unified Sch Dist 0% 8/1/2039 (d)	100,000	56,929
San Diego CA Uni Sch Dist 0% 7/1/2044 (d)	100,000	45,575
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (d)	10,000	4,343
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	19,013
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	20,659
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	200,000	160,780
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	278,150
State of California Gen. Oblig. 5% 9/1/2030	1,000,000	1,117,429
		2,191,590
Health Care - 0.1%
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2033	20,000	20,325
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	94,541	90,648
Resource Recovery - 0.4%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	120,000	124,689
Transportation - 1.1%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	315,000	343,185
Water & Sewer - 1.6%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,446
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	400,000	436,445
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	58,488
		505,379
TOTAL CALIFORNIA		3,708,669
Colorado - 0.8%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,104
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	76,057
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	11,124
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,814
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	125,000	132,594
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,434
		246,023
TOTAL COLORADO		256,127
Connecticut - 2.7%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	45,948
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	150,000	149,229
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	116,708
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	29,762
		341,647
General Obligations - 0.4%
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,338
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	80,688
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	32,233
University Connecticut (Connecticut St Proj.) Series 2016 A, 3% 3/15/2034	15,000	13,835
		137,094
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,607
Special Tax - 1.0%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	132,615
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,327
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	154,993
		303,935
Water & Sewer - 0.1%
South Cent CT Regl Wtr Auth Series B, 5% 8/1/2032	25,000	25,803
TOTAL CONNECTICUT		835,086
District Of Columbia - 1.1%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,280
Special Tax - 1.1%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	318,876
TOTAL DISTRICT OF COLUMBIA		329,156
Florida - 8.6%
Education - 0.1%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	36,744
General Obligations - 0.8%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	30,000	30,331
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	32,691
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	45,000	41,378
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	142,343
		246,743
Health Care - 2.0%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	69,257
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	205,015
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	111,349
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,464
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 5% 8/1/2030	40,000	43,685
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	159,692
		604,462
Housing - 1.0%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	300,000	298,718
Special Tax - 0.1%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	29,206
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	14,524
		43,730
Transportation - 1.7%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	250,000	260,212
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (c)	250,000	258,014
		518,226
Water & Sewer - 2.9%
JEA FL Wtr & Swr Sys Rev 3.9% 10/1/2038 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	790,000	790,000
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,370
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	58,411
		874,781
TOTAL FLORIDA		2,623,404
Georgia - 3.2%
Education - 1.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,622
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	106,893
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	265,000	214,863
		337,378
Electric Utilities - 1.0%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	300,000	302,434
General Obligations - 0.3%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,166
Health Care - 0.8%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	220,000	174,363
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	57,494
		231,857
TOTAL GEORGIA		972,835
Hawaii - 1.2%
General Obligations - 1.2%
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	365,208
Illinois - 8.6%
Education - 2.2%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	178,808
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	15,000	15,959
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	300,000	314,463
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	155,337
		664,567
Escrowed/Pre-Refunded - 0.2%
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	70,000	67,392
General Obligations - 1.8%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	130,736
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	52,090
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	198,375
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	162,178
		543,379
Health Care - 2.2%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	87,680
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	30,000	30,918
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	53,993
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	434,779
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	73,281
		680,651
Special Tax - 2.2%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	326,527
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	154,589
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	183,784
		664,900
TOTAL ILLINOIS		2,620,889
Indiana - 0.1%
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,801
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,476
		42,277
TOTAL INDIANA		42,277
Iowa - 0.5%
Education - 0.5%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (c)	155,000	163,122
Kentucky - 1.4%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	20,144
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,820
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	21,170
		52,990
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	48,962
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	20,000	17,276
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,249
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	61,386
		147,873
Industrial Development - 0.7%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.6% 7/1/2060 VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		421,007
Louisiana - 1.3%
Health Care - 1.3%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Municipal Corp Insured)	415,000	330,337
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	75,000	58,231
		388,568
TOTAL LOUISIANA		388,568
Maine - 1.0%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	31,301
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,396
		41,697
Health Care - 0.9%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	264,972
TOTAL MAINE		306,669
Maryland - 0.5%
Education - 0.2%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	62,401
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	13,937
		76,338
General Obligations - 0.1%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	14,853
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,957
		30,810
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,333
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	10,976
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,235
		29,544
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,868
TOTAL MARYLAND		162,560
Massachusetts - 7.3%
Education - 0.9%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2029	30,000	33,377
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2030	25,000	28,203
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,516
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	100,000	117,013
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,848
		269,957
General Obligations - 3.6%
Arlington MA Series 2021, 2% 9/15/2031	65,000	57,825
Arlington MA Series 2021, 2% 9/15/2035	100,000	82,170
Arlington MA Series 2021, 2% 9/15/2036	165,000	132,890
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,476
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	20,263
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	22,568
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,484
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	359,566
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	10,000	10,510
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	375,000	397,731
		1,119,483
Health Care - 1.5%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,781
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	69,176
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	239,063
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,803
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 1, 4% 7/1/2045	50,000	47,478
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	75,000	70,924
		464,225
Special Tax - 1.3%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	49,681
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,500
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	106,560
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	215,000	224,178
		385,919
TOTAL MASSACHUSETTS		2,239,584
Michigan - 3.1%
Education - 1.1%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	46,004
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	16,230
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	284,943
		347,177
Health Care - 0.3%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	15,000	15,397
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,643
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	30,000	30,986
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	31,946
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 5% 11/15/2047	10,000	10,380
		109,352
Water & Sewer - 1.7%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	32,048
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,774
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	453,755
		501,577
TOTAL MICHIGAN		958,106
Minnesota - 2.6%
Education - 1.0%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	263,504
General Obligations - 0.0%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Municipal Corp Insured)	10,000	9,320
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,186
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,945
		35,451
Health Care - 1.4%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	45,915
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	214,936
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	54,965
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	96,915
		412,731
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,941	76,592
TOTAL MINNESOTA		788,278
Missouri - 0.7%
General Obligations - 0.7%
St Louis County Library District 3% 4/1/2046	255,000	200,673
Nebraska - 0.6%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	50,000	50,167
Health Care - 0.4%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	136,138
TOTAL NEBRASKA		186,305
New Hampshire - 0.2%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,054
New Jersey - 3.0%
Education - 1.2%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	371,166
General Obligations - 1.8%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	98,854
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	13,924
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	38,770
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	103,879
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,603
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	50,000	49,860
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	143,216
		554,106
TOTAL NEW JERSEY		925,272
New York - 7.3%
Education - 1.8%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	62,447
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	44,602
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 3.875% 7/1/2042	15,000	14,552
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,655
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	117,769
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2034	200,000	213,908
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,713
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 5% 7/1/2045	90,000	94,799
		567,445
Electric Utilities - 0.9%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,979
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	184,754
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	76,848
		272,581
General Obligations - 2.0%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	306,619
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	196,871
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	103,995
		607,485
Special Tax - 1.6%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	78,635
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,556
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	276,507
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,670
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	91,153
		492,521
Transportation - 1.0%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	21,196
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,803
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	141,790
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	73,594
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	22,237
		311,620
TOTAL NEW YORK		2,251,652
North Carolina - 0.5%
Education - 0.4%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	111,256
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,748
TOTAL NORTH CAROLINA		138,004
Ohio - 2.3%
Education - 0.1%
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	25,000	26,433
General Obligations - 0.8%
Fairfield Cnty OH Gen. Oblig. Series 2015, 3.5% 12/1/2037	10,000	9,694
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	13,595
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	194,196
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	21,028
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	18,515
		257,028
Health Care - 1.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2029	10,000	10,588
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	221,211
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	48,993
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	108,763
		389,555
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,054
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	18,956
TOTAL OHIO		708,026
Oklahoma - 0.1%
Education - 0.1%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,463
Oregon - 1.4%
Health Care - 1.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,977
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	150,088
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	268,172
		434,237
TOTAL OREGON		434,237
Pennsylvania - 2.0%
Education - 0.3%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	100,000	105,885
General Obligations - 0.6%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	18,206
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	36,797
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035	70,000	67,510
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	67,594
		190,107
Health Care - 1.1%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	100,000	97,228
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	46,569
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	31,198
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,611
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	135,000	142,949
		328,555
TOTAL PENNSYLVANIA		624,547
Rhode Island - 0.2%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2047	25,000	26,832
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	20,000	21,033
		47,865
TOTAL RHODE ISLAND		47,865
South Carolina - 0.1%
General Obligations - 0.1%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030	45,000	42,613
Tennessee - 1.2%
Education - 0.0%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	10,174
Health Care - 0.4%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,690
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	92,502
		118,192
Housing - 0.8%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	250,000	247,798
TOTAL TENNESSEE		376,164
Texas - 5.8%
Education - 0.8%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	154,163
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,311
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	64,288
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	29,442
		265,204
General Obligations - 1.0%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,497
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	139,927
Cypress-Fairbanks TX Isd 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	15,000	15,070
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	46,712
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	10,000	9,251
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,643
		283,100
Health Care - 2.4%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	124,509
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 4.05% 12/1/2041 VRDN (b)	200,000	200,000
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 4.05% 12/1/2041 VRDN (b)	400,000	400,001
		724,510
Housing - 0.8%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	250,000	248,697
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	19,102
Water & Sewer - 0.8%
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	220,697
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,552
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,919
		247,168
TOTAL TEXAS		1,787,781
Utah - 0.1%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	32,265
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	5,427	4,406
TOTAL UTAH		36,671
Virginia - 1.6%
General Obligations - 1.6%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,613
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	17,641
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	20,000	21,107
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	63,792
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	213,627
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	150,000	152,279
		479,059
Health Care - 0.0%
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,256
TOTAL VIRGINIA		484,315
Washington - 4.3%
Electric Utilities - 1.2%
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	109,325
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	242,286
		351,611
General Obligations - 2.1%
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	130,000	133,167
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,925
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	63,511
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,774
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	207,531
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	43,096
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	136,397
		647,401
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,762
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	124,970
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	41,543
		192,275
Housing - 0.4%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	123,264
TOTAL WASHINGTON		1,314,551
West Virginia - 1.0%
Health Care - 1.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	100,712
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	100,000	89,709
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	128,691
		319,112
TOTAL WEST VIRGINIA		319,112
Wisconsin - 3.7%
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,448
General Obligations - 0.8%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	19,246
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034 (e)	200,000	227,992
		247,238
Health Care - 2.8%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	314,279
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	60,000	57,601
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2021 B, 4% 4/1/2048 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	100,000	100,000
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	248,537
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	52,864
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	96,284
		869,565
TOTAL WISCONSIN		1,132,251
TOTAL MUNICIPAL SECURITIES (Cost $30,239,066)		30,542,850

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $30,239,066)	30,542,850
NET OTHER ASSETS (LIABILITIES) - 0.3%	101,518
NET ASSETS - 100.0%	30,644,368

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,119,112	4,854,412	5,973,361	9,562	(51)	(112)	-	0.0%
Total	1,119,112	4,854,412	5,973,361	9,562	(51)	(112)	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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